DIRECT COMMERCIAL PROPERTY EXPENSE - Components of Direct Commercial Property Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about investment property
Employee compensation and benefits	$ 247	$ 199	$ 171
Direct commercial property expense	1,851	1,617	1,394
Commercial Property
Disclosure of detailed information about investment property
Property maintenance	773	709	694
Real estate taxes	528	472	436
Employee compensation and benefits	196	148	141
Ground rents	59	56	43
Other	$ 295	$ 232	$ 80